UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2014 – September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

September 30, 2014

JNL/PPM America Strategic Income Fund

	Shares/Par†	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$516,058	$531,540
4.95%, 01/15/23	235,992	252,512
American Tower Trust I, 3.07%, 03/15/23 (c)	810,000	795,342
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	32,000	32,750
1.07%, 03/08/18	302,000	302,210
Banc of America Commercial Mortgage Trust REMIC, 5.95%, 02/10/51 (d)	351,138	385,607
Capital One Multi-Asset Execution Trust, 4.90%, 12/15/17	519,000	527,003
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	530,460
Continental Airlines Inc. Pass-Through Trust, 4.00%, 04/29/26	252,626	255,784
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.89%, 02/12/49 (d)	450,000	489,162
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/45	908,000	882,444

Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,007,011)		4,984,814

CORPORATE BONDS AND NOTES - 86.5%
CONSUMER DISCRETIONARY - 15.4%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (c)	222,000	205,350
Altice SA, 7.75%, 05/15/22 (c)	400,000	413,000
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (d)	410,000	404,215
8.00%, 07/28/22 (d)	90,000	91,200
Beazer Homes USA, Inc., 5.75%, 06/15/19	698,000	661,355
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	256,000	255,487
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	110,000	104,225
Delphi Corp.
6.13%, 05/15/21	1,000,000	1,097,500
5.00%, 02/15/23	163,000	174,410
DISH DBS Corp.
5.88%, 07/15/22	525,000	535,500
5.00%, 03/15/23	194,000	186,119
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	251,000	261,718
GameStop Corp., 5.50%, 10/01/19 (c)	100,000	98,750
General Motors Co.
3.50%, 10/02/18	500,000	508,125
6.25%, 10/02/43	148,000	173,160
Gibson Brands Inc., 8.88%, 08/01/18 (c)	111,000	108,503
GLP Capital LP
4.38%, 11/01/18	100,000	101,500
5.38%, 11/01/23	100,000	102,000
Grupo Televisa SAB, 5.00%, 05/13/45	233,000	230,178
KB Home
4.75%, 05/15/19	253,000	246,042
7.50%, 09/15/22	500,000	535,000
Landry’s Holdings II Inc., 10.25%, 01/01/18 (c)	150,000	154,500
Live Nation Entertainment Inc., 5.38%, 06/15/22 (c)	100,000	99,500
MGM Resorts International, 6.75%, 10/01/20	1,250,000	1,331,250
Michaels Stores Inc., 5.88%, 12/15/20 (c)	236,000	234,820
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (f)	318,000	330,720
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	311,000	327,327
Netflix Inc., 5.75%, 03/01/24 (c)	178,000	183,340
Numericable Group SA
4.88%, 05/15/19 (c)	564,000	556,950
5.38%, 05/15/22 (c), EUR	500,000	652,571
PC Nextco Holdings LLC, 8.75%, 08/15/19 (e)	178,000	178,890
PVH Corp., 4.50%, 12/15/22	700,000	684,250
Schaeffler AG Term Loan, 3.75%, 05/12/20 (d)	150,000	148,594
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	148,000	185,241
3.50%, 05/15/22 (c), EUR	222,000	278,716
SES SA, 3.60%, 04/04/23 (c)	130,000	131,025
Shea Homes LP, 8.63%, 05/15/19	500,000	527,500
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	492,000	499,380
Starz LLC, 5.00%, 09/15/19	500,000	505,000
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (c)	270,000	288,900
5.63%, 03/01/24 (c)	129,000	124,162
Tenneco Inc., 6.88%, 12/15/20	500,000	527,500
Time Warner Cable Inc.
6.75%, 06/15/39	65,000	83,507
5.88%, 11/15/40	44,000	51,771
5.50%, 09/01/41	120,000	135,082
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	127,840
TRW Automotive Inc.
4.50%, 03/01/21 (c)	173,000	175,162
4.45%, 12/01/23 (c)	138,000	139,380
Visant Holding Corp. Term Loan, 7.00%, 08/15/21 (d)	270,000	266,458
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	143,000	146,575
WideOpenWest Finance LLC, 10.25%, 07/15/19	475,000	513,000
Wynn Las Vegas LLC, 7.75%, 08/15/20	550,000	583,687
		16,665,935
CONSUMER STAPLES - 3.2%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	507,000	533,617
ConAgra Foods Inc., 4.65%, 01/25/43	115,000	111,057
Constellation Brands Inc., 4.25%, 05/01/23	100,000	97,625
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	100,000	97,250
HJ Heinz Co., 4.25%, 10/15/20	250,000	248,438
JBS Investments GmbH, 7.25%, 04/03/24 (c)	311,000	317,220
Reynolds Group Issuer Inc., 7.88%, 08/15/19	500,000	531,250
Rite Aid Corp., 10.25%, 10/15/19	400,000	421,000
SABMiller Holdings Inc., 3.75%, 01/15/22 (c)	250,000	254,878
Sysco Corp., 4.35%, 10/02/34	435,000	441,324
Tyson Foods Inc.
3.95%, 08/15/24	124,000	124,253
4.88%, 08/15/34	101,000	103,950
5.15%, 08/15/44	100,000	103,479
WhiteWave Foods Co., 5.38%, 10/01/22	100,000	101,000
		3,486,341
ENERGY - 12.8%
Access Midstream Partners LP
5.88%, 04/15/21	100,000	105,500
4.88%, 05/15/23	572,000	587,015
4.88%, 03/15/24	117,000	119,779
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	365,000
6.25%, 06/01/21	600,000	348,750
Arch Coal Inc.
8.00%, 01/15/19 (c)	148,000	126,910
9.88%, 06/15/19	500,000	290,000
Arch Coal Inc. Term Loan, 6.25%, 05/14/18 (d)	491,238	449,021
California Resources Corp., 5.50%, 09/15/21 (c)	412,000	418,180

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (c)	487,000	462,650
Chesapeake Energy Corp.
3.48%, 04/15/19 (d)	461,000	461,000
5.75%, 03/15/23	143,000	152,338
Concho Resources Inc., 5.50%, 04/01/23	318,000	330,720
Continental Resources Inc., 4.50%, 04/15/23	295,000	305,655
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	336,000	331,800
Energy Future Intermediate Holding Company LLC Term Loan, 3.25%, 04/28/16 (d)	248,749	247,351
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (c)	216,000	203,040
EnQuest Plc, 7.00%, 04/15/22 (c)	250,000	235,781
EP Energy LLC, 6.88%, 05/01/19	700,000	729,750
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (d)	198,501	195,275
Halcon Resources Corp., 9.75%, 07/15/20	113,000	114,978
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	232,000	227,940
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	400,000	355,000
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	113,049
Legacy Reserves LP, 6.63%, 12/01/21 (c)	280,000	274,400
Linden Term Loan B, 3.75%, 12/01/20 (d)	91,862	91,374
Magnum Hunter Resources Corp., 9.75%, 05/15/20	500,000	528,750
MarkWest Energy Partners LP, 5.50%, 02/15/23	250,000	255,625
Memorial Production Partners LP, 6.88%, 08/01/22 (c)	270,000	257,850
Penn Virginia Corp., 8.50%, 05/01/20	411,000	431,550
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	314,842
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)	200,000	200,000
Plains Exploration & Production Co.
6.63%, 05/01/21	1,070,000	1,171,650
6.75%, 02/01/22	345,000	382,087
PVR Partners LP, 6.50%, 05/15/21	280,000	293,300
Regency Energy Partners LP
5.88%, 03/01/22	316,000	329,430
5.00%, 10/01/22	151,000	149,113
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	461,344
Seadrill Ltd., 6.13%, 09/15/17 (c)	750,000	747,187
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (d)	100,000	98,938
Transocean Inc., 6.38%, 12/15/21 (g)	260,000	276,617
Ultra Petroleum Corp., 6.13%, 10/01/24 (c)	294,000	280,770
		13,821,309
FINANCIALS - 24.2%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	333,000	337,599
AerCap Ireland Capital Ltd, 4.50%, 05/15/21 (c)	150,000	145,500
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	350,000	464,536
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (f)	676,000	671,775
3.30%, 01/11/23	497,000	484,860
4.10%, 07/24/23	270,000	275,716
4.00%, 04/01/24	301,000	304,223
4.20%, 08/26/24	550,000	544,528
Barclays Bank Plc
7.63%, 11/21/22	250,000	268,656
7.75%, 04/10/23 (d)	235,000	254,388
3.75%, 05/15/24	650,000	646,131
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (f)	650,000	667,062
8.00% (callable at 100 beginning 12/15/20) (f), EUR	400,000	525,432
BlackRock Inc., 3.38%, 06/01/22	220,000	225,692
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	456,000	478,800
Citigroup Inc.
5.95% (callable at 100 beginning 01/30/23) (f)	750,000	749,766
5.90% (callable at 100 beginning 02/15/23) (f)	600,000	583,500
Credit Suisse AG
6.50%, 08/08/23 (c)	744,000	809,137
3.63%, 09/09/24	520,000	513,190
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (f)	490,000	514,500
Fifth Third Bancorp, 5.10%, (callable at 100 beginning 06/30/23) (f)	389,000	366,632
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	517,000	596,973
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	516,000	540,229
Ford Motor Credit Co. LLC, 2.38%, 03/12/19	150,000	148,511
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (f)	975,000	1,128,562
6.75%, 03/15/32	200,000	262,213
General Motors Financial Co. Inc., 4.38%, 09/25/21	235,000	240,288
GFI Group Inc., 10.38%, 07/19/18 (g)	275,000	325,875
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (f)	638,000	647,251
4.00%, 03/03/24	523,000	526,904
3.85%, 07/08/24	379,000	377,025
6.75%, 10/01/37	225,000	267,591
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	263,182
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f)	266,000	264,138
6.38% (callable at 100 beginning 09/17/24) (f)	368,000	367,540
Icahn Enterprises LP
3.50%, 03/15/17	218,000	215,820
4.88%, 03/15/19	231,000	228,690
5.88%, 02/01/22	235,000	234,413
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	562,500
4.63%, 04/15/21	206,000	204,455
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	900,000	874,486
Invesco Finance Plc, 3.13%, 11/30/22	370,000	365,283
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (f)	358,000	388,609
5.00% (callable at 100 beginning 07/01/19) (f)	250,000	243,375
3.20%, 01/25/23	350,000	341,752
3.63%, 05/13/24	350,000	349,450
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	350,000	348,104
Mizuho Bank Ltd., 2.45%, 04/16/19 (c)	306,000	305,386
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	500,000	520,107
Morgan Stanley
4.88%, 11/01/22	400,000	422,412
4.10%, 05/22/23	292,000	291,269
4.35%, 09/08/26	183,000	179,915
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	813,000	803,854

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (f)	116,000	109,910
Prologis International Funding II, 4.88%, 02/15/20 (c)	440,000	470,968
Prudential Financial Inc., 5.88%, 09/15/42 (d)	205,000	217,300
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	111,000	117,514
6.10%, 06/10/23	382,000	403,450
6.00%, 12/19/23	147,000	154,145
5.13%, 05/28/24	383,000	376,423
Santander UK Plc, 5.00%, 11/07/23 (c)	200,000	209,900
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f)	200,000	183,180
Stena AB, 7.00%, 02/01/24 (c)	233,000	242,320
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	351,463
Wells Fargo & Co., 4.10%, 06/03/26	698,000	695,778
		26,200,136
HEALTH CARE - 4.2%
Capsugel SA, 7.00%, 05/15/19 (c) (e)	280,000	279,300
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (c)	116,000	115,710
6.88%, 02/01/22 (c)	100,000	104,250
Gilead Sciences Inc., 4.80%, 04/01/44	412,000	435,070
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,047,500
HCA Inc., 3.75%, 03/15/19	312,000	304,980
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	419,000
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	289,999
Novartis Capital Corp., 2.40%, 09/21/22	180,000	173,960
Pfizer Inc., 4.30%, 06/15/43	285,000	287,138
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	421,000	415,737
6.00%, 10/01/20	114,000	120,555
8.13%, 04/01/22	137,000	150,358
Valeant Pharmaceuticals International Inc., 5.63%, 12/01/21 (c)	161,000	160,396
Zoetis Inc., 4.70%, 02/01/43	200,000	201,099
		4,505,052
INDUSTRIALS - 7.1%
Abengoa Finance SAU, 6.00%, 03/31/21 (c), EUR	1,000,000	1,265,204
Abengoa Greenfield SA, 5.50%, 10/01/19 (c), EUR	300,000	372,025
AECOM Technology Corp., 5.75%, 10/15/22 (c)	269,000	271,690
Aircastle Ltd., 4.63%, 12/15/18	210,000	210,000
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	700,000	672,000
Alliant Techsystems Inc., 5.25%, 10/01/21 (c)	45,000	45,113
B/E Aerospace Inc., 5.25%, 04/01/22	52,000	56,030
Bombardier Inc.
4.75%, 04/15/19 (c)	629,000	627,427
6.13%, 01/15/23 (c)	448,000	448,560
Dematic SA, 7.75%, 12/15/20 (c)	227,000	238,350
Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20 (c), EUR	500,000	661,526
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (c)	198,000	202,455
9.75%, 05/01/20 (c)	203,000	206,045
Interactive Data Corp., 5.88%, 04/15/19 (c)	133,000	131,338
International Lease Finance Corp., 5.88%, 04/01/19	500,000	532,500
Meritor Inc.
6.75%, 06/15/21	409,000	425,360
6.25%, 02/15/24	109,000	110,090
Monitronics International Inc., 9.13%, 04/01/20	284,000	291,100
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (c)	75,000	80,617
United Continental Holdings Inc.
6.00%, 07/15/26	269,000	250,842
6.00%, 07/15/28	352,000	323,840
US Airways Group Inc., 6.13%, 06/01/18	225,000	231,187
		7,653,299
INFORMATION TECHNOLOGY - 0.9%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	70,000	70,000
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	207,000	190,440
Oracle Corp., 4.30%, 07/08/34	550,000	554,345
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	262,000	195,190
		1,009,975
MATERIALS - 8.5%
Alcoa Inc., 5.13%, 10/01/24	185,000	185,292
Ardagh Packaging Finance Plc
3.23%, 12/15/19 (c) (d)	600,000	580,500
9.13%, 10/15/20 (c)	225,000	243,562
Barrick Gold Corp.
3.85%, 04/01/22	60,000	57,786
4.10%, 05/01/23	267,000	256,625
Cemex Finance LLC
9.38%, 10/12/22 (c)	750,000	845,625
6.00%, 04/01/24 (c)	200,000	199,440
Cemex SAB de CV, 6.50%, 12/10/19 (c)	326,000	336,595
Crown Americas LLC, 4.50%, 01/15/23	195,000	184,275
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (c)	650,000	654,875
8.25%, 11/01/19 (c)	650,000	671,937
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (d)	491,288	480,464
Freeport-McMoRan Copper & Gold Inc., 5.45%, 03/15/43	327,000	333,419
INEOS Finance Plc, 7.50%, 05/01/20 (c)	500,000	532,500
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	167,000	216,178
International Paper Co.
3.65%, 06/15/24	150,000	145,581
4.80%, 06/15/44	74,000	71,671
Monsanto Co.
3.38%, 07/15/24	100,000	99,507
4.70%, 07/15/64	275,000	273,184
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	350,000	364,000
Samarco Mineracao SA
4.13%, 11/01/22 (c)	310,000	288,672
5.38%, 09/26/24 (c)	401,000	396,068
Signode Industrial Group US Inc., 6.38%, 05/01/22 (c)	136,000	130,560
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (c)	500,000	510,000
Styrolution Group GmbH, 7.63%, 05/15/16 (a) (b), EUR	300,000	387,481
TPC Group Inc., 8.75%, 12/15/20 (c)	474,000	503,625
Xstrata Finance Canada Ltd., 4.25%, 10/25/22 (c)	292,000	292,702
		9,242,124
TELECOMMUNICATION SERVICES - 5.2%
Frontier Communications Corp.
7.13%, 03/15/19	350,000	378,000
6.88%, 01/15/25	127,000	125,413
Hughes Satellite Systems Corp., 6.50%, 06/15/19	200,000	214,625
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	380,000	371,450

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	250,000	253,750
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	248,000	262,014
Sprint Capital Corp.
6.90%, 05/01/19	350,000	367,937
6.88%, 11/15/28	194,000	185,270
Sprint Corp., 7.13%, 06/15/24 (c)	416,000	419,120
Sprint Nextel Corp., 7.00%, 03/01/20 (c)	350,000	383,687
T-Mobile USA Inc., 6.00%, 03/01/23	185,000	185,000
Verizon Communications Inc.
4.50%, 09/15/20	350,000	378,747
5.15%, 09/15/23	500,000	553,028
6.40%, 09/15/33	211,000	256,743
6.55%, 09/15/43	306,000	382,314
5.01%, 08/21/54 (a) (b)	304,000	305,443
Wind Acquisition Finance SA, 4.00%, 07/15/20 (a) (b), EUR	250,000	311,422
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (d)	295,500	291,659
		5,625,622
UTILITIES - 5.0%
AES Corp.
3.23%, 06/01/19 (d)	262,000	258,070
7.38%, 07/01/21	600,000	672,000
Colbun SA, 4.50%, 07/10/24 (c)	200,000	198,528
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (f)	832,000	845,520
Enel SpA, 8.75%, 09/24/73 (c) (d)	395,000	457,726
FirstEnergy Corp.
4.25%, 03/15/23 (g)	162,000	160,927
7.38%, 11/15/31	125,000	147,773
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	187,000	189,334
GenOn Energy Inc., 9.50%, 10/15/18	250,000	260,000
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	123,754
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	286,026
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22	275,000	293,923
Puget Energy Inc., 6.00%, 09/01/21	610,000	709,423
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	375,000	371,250
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	313,488
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (d)	141,089	141,707
		5,429,449
Total Corporate Bonds and Notes (cost $93,951,853)		93,639,242

GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	319,021
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.6%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/29 - 03/01/43	1,180,470	1,189,607
5.50%, 08/01/40	395,023	439,934
4.00%, 11/01/40	524,615	553,045
		2,182,586
Federal National Mortgage Association - 2.7%
Federal National Mortgage Association
3.00%, 04/01/29 - 05/01/43	449,150	446,376
2.50%, 08/01/29	250,000	251,737
3.50%, 08/01/44	30,856	31,585
3.50%, 11/15/44, TBA (h)	1,029,000	1,048,776
4.50%, 11/15/44, TBA (h)	890,000	957,845
4.00%, 12/15/44, TBA (h)	187,000	195,926
		2,932,245
Government National Mortgage Association - 0.9%
Government National Mortgage Association, 4.00%, 11/15/44, TBA (h)	537,000	567,794
Government National Mortgage Association, 4.50%, 08/20/43	396,050	430,215
		998,009
Total Government and Agency Obligations (cost $6,417,246)		6,431,861

PREFERRED STOCKS - 1.1%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	338,520
FINANCIALS - 0.8%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (f)	14,000	332,500
PNC Financial Services Group Inc. - Series P, 6.13%, (callable at 25 beginning 05/01/22) (f)	15,000	409,650
State Street Corp., 5.90%, (callable at 25 beginning 03/15/24) (f)	6,000	153,900
		896,050
Total Preferred Stocks (cost $1,234,500)		1,234,570

INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	33,705
Total Investment Companies (cost $33,105)		33,705

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 3.9%
JNL Money Market Fund, 0.01% (i) (j)	4,166,038	4,166,038
Total Short Term Investments (cost $4,166,038)		4,166,038
Total Investments - 102.0% (cost $110,809,753)		110,490,230
Other Assets and Liabilities, Net - (2.0%)		(2,168,057)
Total Net Assets - 100.0%		$108,322,173

†                 Par amounts are listed in United States Dollars unless otherwise noted.

(a)         Security is restricted to resale to institutional investors.  See Restricted Securities in the Notes to Schedule of Investments.

(b)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Company’s Board of Managers.

(c)          The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Company’s Board of Managers.  As of September 30, 2014, the aggregate value of these liquid securities was $36,360,589 which represented 33.6% of net assets.

(d)         Variable rate security. Rate stated was in effect as of September 30, 2014.

(e)          Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(f)           Perpetual security.

(g)          The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)         All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2014 the total cost of investments purchased on a delayed delivery basis was $2,766,802.

(i)             Investment in affiliate.

(j)            Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2014.

See accompanying Notes to Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2014

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security
MBS - Mortgage-Backed Security
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - The Fund invests in securities that are restricted under the Securities Act of 1933 or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  As of September 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$516,058	$531,540	0.5%
Styrolution Group GmbH, 7.63%, 05/15/16	12/05/2012	395,321	387,481	0.3
Verizon Communications Inc., 5.01%, 08/21/54	08/25/2014	239,757	305,443	0.3
Wind Acquisition Finance SA, 4.00%, 07/15/20	07/23/2014	340,113	311,422	0.3
		$1,491,249	$1,535,886	1.4%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
U.S. Treasury Long Bond Future	December 2014	(30)	$32,874
U.S. Treasury Note Future, 5-Year	December 2014	(1)	(126)
U.S. Treasury Note Future, 10-Year	December 2014	(98)	80,727
Ultra Long Term U.S. Treasury Bond Future	December 2014	(9)	20,378
			$133,853

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price which reflects fair value.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers,

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2014

restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of September 30, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$4,984,814	$—	$4,984,814
Corporate Bonds and Notes	—	93,639,242	—	93,639,242
Government and Agency Obligations	—	6,431,861	—	6,431,861
Preferred Stocks	1,234,570	—	—	1,234,570
Investment Companies	33,705	—	—	33,705
Short Term Investments	4,166,038	—	—	4,166,038
Fund Total	$5,434,313	$105,055,917	$—	$110,490,230

	Assets - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$133,979	$—	$—	$133,979

	Liabilities - Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(126)	$—	$—	$(126)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2014.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2014

Investments in Affiliates - During the period ended September 30, 2014, JNL/PPM America Strategic Income Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  JNL/PPM America Strategic Income Fund’s investment in JNL Money Market Fund on December 31, 2013 and September 30, 2014 was $4,871,491 and $4,166,038, respectively.  During the period ended September 30, 2014, dividend income received from this investment was $242 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	December 1, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	December 1, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.